S000067792 [Member] Average Annual Total Returns	12 Months Ended	57 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
MSCI World Equal Weighted NR Index (reflects no deduction for fees, expenses, or taxes except foreign withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	7.68%	12.84%
Performance Inception Date		Apr. 01, 2020
Investor
Prospectus [Line Items]
Average Annual Return, Percent	10.04%	11.85%
Performance Inception Date		Apr. 01, 2020
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.04%	11.32%
Performance Inception Date		Apr. 01, 2020
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.95%	9.35%
Performance Inception Date		Apr. 01, 2020
Institutional
Prospectus [Line Items]
Average Annual Return, Percent	10.28%	12.12%
Performance Inception Date		Apr. 01, 2020